April 29, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Funds Group (Invesco Funds Group) CIK 000019034
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”), the undersigned certifies on behalf of AIM Funds Group (Invesco Funds Group) (the “Fund”) that the Prospectuses and the Statement of Additional Information relating to the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, as applicable, of Invesco Basic Balanced Fund, Invesco European Small Company Fund, Invesco Global Core Equity Fund, Invesco International Small Company Fund, Invesco Mid Cap Basic Value Fund, Invesco Select Equity Fund and Invesco Small Cap Equity Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 112 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 112 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on April 28, 2011.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (713) 214-7888.
Very truly yours,

/s/ Peter A. Davidson Peter A. Davidson
Counsel